Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Assets Held for Sale

	2020 £m	2019 £m
Property, plant and equipment	25	80
Right of use assets	—	7
Lease liabilities	—	(7)
Goodwill	—	124
Other intangibles	62	175
Inventory	19	109
Cash and cash equivalents	—	507
Other	—	(122)

	106	873